Aggregate Number and Price of Shares Repurchased (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Share Repurchases [Line Items]
Acquisition of treasury stock based on the resolution of the board of directors	138,141
Aggregate price of shares repurchased	¥ 20,000